INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	12 Months Ended						1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Oct. 31, 2013	Sep. 30, 2008	May 31, 2013	Dec. 31, 2008	Jun. 30, 2015
Schedule of Equity Method Investments [Line Items]
Term loan facility, amount outstanding	$ 1,732,459,000		$ 1,736,879,000
Gain on sale of investment in associated company	6,055,000		0		0
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%		100.00%
Term loan facility, principal amount									375,000,000
Term loan facility, term							6 years
Term loan facility, amount outstanding	283,700,000		361,200,000
Term loan facility, amount guaranteed	85,000,000		90,000,000
Summarized balance sheet information [Abstract]
Current assets	38,619,000	[1]	56,886,000	[1]
Non-current assets	397,226,000		429,720,000
Total assets	435,845,000		486,606,000
Current liabilities	32,945,000		29,101,000
Non-current liabilities	391,500,000	[2]	453,860,000	[2]
Total liabilities	424,445,000		482,961,000
Total shareholders' equity	11,400,000		3,645,000
Due to parent	135,300,000		120,100,000
Statement of operations information [Abstract]
Operating revenues	24,565,000		13,832,000
Net operating revenues	24,544,000		13,808,000
Net income	7,755,000		3,645,000
Interest payable to parent	6,500,000		3,500,000		0
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%		0.00%
Term loan facility, principal amount							475,000,000
Term loan facility, term							5 years
Term loan facility, amount outstanding	451,300,000
Summarized balance sheet information [Abstract]
Current assets	44,352,000	[1]	0	[1]
Non-current assets	530,348,000		195,000,000
Total assets	574,700,000		195,000,000
Current liabilities	51,540,000		0
Non-current liabilities	513,068,000	[2]	197,317,000	[2]
Total liabilities	564,608,000		197,317,000
Total shareholders' equity	10,092,000		(2,317,000)
Due to parent	110,700,000		195,000,000
Statement of operations information [Abstract]
Operating revenues	33,236,000		0
Net operating revenues	33,221,000		0
Net income	12,413,000		(38,000)
Interest payable to parent	4,900,000		0		0
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%		100.00%
Term loan facility, principal amount							390,000,000	1,400,000,000
Term loan facility, term								5 years
Term loan facility, amount outstanding	303,300,000		383,300,000
Term loan facility, amount guaranteed	85,000,000		90,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations	1				2
Summarized balance sheet information [Abstract]
Current assets	44,297,000	[1]	94,981,000	[1]
Non-current assets	397,191,000		432,755,000
Total assets	441,488,000		527,736,000
Current liabilities	38,376,000		85,240,000
Non-current liabilities	371,147,000	[2]	418,554,000	[2]
Total liabilities	409,523,000		503,794,000
Total shareholders' equity	31,965,000		23,942,000
Due to parent	100,000,000		115,200,000
Proceeds from Equity Method Investment, Dividends or Distributions	0		150,000,000		0
Statement of operations information [Abstract]
Operating revenues	24,917,000		46,145,000		69,508,000
Net operating revenues	24,905,000		46,109,000		69,485,000
Net income	8,023,000		17,747,000		28,243,000	[3]
Interest payable to parent	6,500,000		9,600,000		13,100,000
SFL West Polaris [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	0.00%		100.00%		100.00%
Term loan facility, principal amount			420,000,000							700,000,000
Term loan facility, term								5 years
Term loan facility, amount outstanding			387,000,000
Term loan facility, amount guaranteed	94,000,000
Summarized balance sheet information [Abstract]
Current assets	0	[1]	34,412,000	[1]
Non-current assets	0		458,558,000
Total assets	0		492,970,000
Current liabilities	0		38,337,000
Non-current liabilities	0	[2]	451,384,000	[2]
Total liabilities	0		489,721,000
Total shareholders' equity	0		3,249,000
Due to parent			100,400,000
Proceeds from Equity Method Investment, Dividends or Distributions	0		73,000,000		0
Statement of operations information [Abstract]
Operating revenues	22,251,000		23,701,000		37,421,000
Net operating revenues	22,234,000		23,681,000		37,418,000
Net income	4,643,000		2,324,000		10,719,000	[3]
Interest payable to parent	6,500,000		6,500,000		6,500,000
Bluelot Shipping Company [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	0.00%		100.00%		100.00%
Summarized balance sheet information [Abstract]
Current assets	0	[1]	9,780,000	[1]
Non-current assets	0		0
Total assets	0		9,780,000
Current liabilities	0		3,523,000
Non-current liabilities	0	[2]	0	[2]
Total liabilities	0		3,523,000
Total shareholders' equity	0		6,257,000
Due from parent			6,100,000
Statement of operations information [Abstract]
Operating revenues	1,171,000		19,490,000		19,612,000
Net operating revenues	232,000		2,261,000		2,266,000
Net income	232,000		2,261,000		2,266,000	[3]
SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	0.00%		100.00%		100.00%
Summarized balance sheet information [Abstract]
Current assets	0	[1]	9,857,000	[1]
Non-current assets	0		0
Total assets	0		9,857,000
Current liabilities	0		3,646,000
Non-current liabilities	0	[2]	0	[2]
Total liabilities	0		3,646,000
Total shareholders' equity	0		6,211,000
Due from parent			6,000,000
Statement of operations information [Abstract]
Operating revenues	2,492,000		19,624,000		19,722,000
Net operating revenues	431,000		2,262,000		2,265,000
Net income	431,000		2,261,000		2,264,000	[3]
Total [Member]
Summarized balance sheet information [Abstract]
Current assets	127,268,000	[1]	205,916,000	[1]
Non-current assets	1,324,765,000		1,516,033,000
Total assets	1,452,033,000		1,721,949,000
Current liabilities	122,861,000		159,847,000
Non-current liabilities	1,275,715,000	[2]	1,521,115,000	[2]
Total liabilities	1,398,576,000		1,680,962,000
Total shareholders' equity	53,457,000		40,987,000
Statement of operations information [Abstract]
Operating revenues	108,632,000		122,792,000		146,263,000
Net operating revenues	105,567,000		88,121,000		111,434,000
Net income	33,497,000		28,200,000		43,492,000	[3]
Scenario, Forecast [Member] | SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Term loan facility, amount guaranteed											$ 90,000,000

[1]	Bluelot and Corte Real current assets at December 31, 2013, include $6.1 million and $6.0 million due from Ship Finance, respectively (see Note 23: Related party transactions).
[2]	SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2014, include $100.0 million (2013: $115.2 million), $135.3 million (2013: $120.1 million) and $110.7 million (2013: $195.0 million) due to Ship Finance (see Note 23: Related party transactions). SFL West Polaris non-current liabilities at December 31, 2013, includes $100.4 million due to Ship Finance (see Note 23: Related party transactions). In the year ended December 31, 2013, SFL Deepwater and SFL West Polaris paid dividends of $150.0 million (2014:$nil; 2012:$nil) and $73.0 million (2014: $nil; 2012:$nil), respectively.
[3]	The net income of SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus in the year ended December 31, 2014, includes interest payable to Ship Finance amounting to $6.5 million (2013: $9.6 million; 2012: $13.1 million), $6.5 million (2013: $6.5 million; 2012: $6.5 million), $6.5 million (2013: $3.5 million; 2012: $nil) and $4.9 million (2013: $nil; 2012: $nil), respectively - see Note 23 "Related party transactions".